UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21987

FINANCIAL INVESTORS VARIABLE INSURANCE TRUST

(exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

David T. Buhler

Financial Investors Variable Insurance Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: 303-623-2577

Date of fiscal year end: December 31

Date of reporting period: January 1, 2012 - December 31, 2012

Item 1. Reports to Stockholders.

Annual Report | December 31, 2012

1	Shareholder Letter

5	Fund Expenses

Statement of Investments

	7	Conservative ETF Asset Allocation Portfolio

	8	Income and Growth ETF Asset Allocation Portfolio

	9	Balanced ETF Asset Allocation Portfolio

	10	Growth ETF Asset Allocation Portfolio

	11	Aggressive Growth ETF Asset Allocation Portfolio

12	Statements of Assets and Liabilities

13	Statements of Operations

14	Statements of Changes in Net Assets

24	Financial Highlights

34	Notes to Financial Statements

42	Report of Independent Registered Public Accounting Firm

43	Additional Information

44	Trustees and Officers

Shareholder Letter
December 31, 2012 (Unaudited)

Dear Shareholder,

Overcoming a wide range of potential obstacles, global equity markets turned in a solid 2012. The second half benefited from the positive steps taken by the European Central Bank to contain the flight of capital from the region as well as some encouraging news out of China and the U.S. The European and Emerging equity markets put in a strong second half and actually outperformed the U.S. market for the year, as measured by the MSCI Indices and S&P 500® Index, respectively. The global bond markets were supported by the aggressive monetary policies being pursued by the world’s central banks. Commodities rebounded in the second half, but were still down on the year, as measured by the Thomson Reuters/Jefferies CRB Index.

GENERAL MARKET INDICES PERFORMANCE SUMMARY† | PERIODS ENDING DECEMBER 31, 2012

	Six Months	1 Year	Portfolio Inception (4/30/07)**
S&P 500® Stock Index[1]	5.95%	16.00%	1.53%
MSCI U.S. Small Cap 1750 Index[2]	8.38%	18.20%	3.49%
Barclays Capital U.S. Aggregate Bond Index[3]	1.80%	4.21%	6.10%
MSCI U.S. REIT Index[4]	2.51%	17.77%	0.95%
MSCI EAFE Index[5]	14.05%	17.90%	-2.41%
MSCI Emerging Markets Index[6]	13.94%	18.63%	4.24%
Thomson Reuters/Jefferies CRB Index[7]	3.86%	-3.28%	-0.18%

(1)

The S&P 500® Stock Index is a value weighted index comprised of 500 large-cap common stocks actively traded in the United States. The index figures reflect reinvestment of dividends and do not reflect any deduction for fees, expenses, or taxes. An investor cannot invest directly in an index.

(2)

The MSCI U.S. Small Cap 1750 Index represents the universe of small capitalization companies in the U.S. equity market. The index figures reflect reinvestment of dividends and do not reflect any deduction for fees, expenses, or taxes. An investor cannot invest directly in an index.

(3)

Barclays Capital U.S. Aggregate Bond Index is a market capitalization-weighted index, often used to represent investment grade bonds being traded in the United States. The index figures reflect reinvestment of dividends and do not reflect any deduction for fees, expenses, or taxes. An investor cannot invest directly in an index.

(4)

The MSCI U.S. REIT Index is comprised of REIT securities that are included in the MSCI U.S. Investable Market 2500 Index, with the exception of REITs classified in the Mortgage REITs Sub-Industry, and REITs classified in the Specialized REITs Sub-Industry that do not generate a majority of their revenue and income from real estate rental and related leasing operations. The index figures reflect reinvestment of dividends and do not reflect any deduction for fees, expenses, or taxes. An investor cannot invest directly in an index.

(5)

The MSCI EAFE Index is a stock market index in which the weight of securities is determined based on their respective market capitalizations. The index figures reflect reinvestment of dividends and do not reflect any deduction for fees, expenses, or taxes. An investor cannot invest directly in an index.

(6)

The MSCI Emerging Markets Index is a float-adjusted market capitalization index designed to measure equity market performance in the global emerging markets. The index figures reflect reinvestment of dividends and do not reflect any deduction for fees, expenses, or taxes. An investor cannot invest directly in an index.

(7)

Thomson Reuters/Jefferies CRB Index is a price index comprised of 19 various commodities. The index figures reflect reinvestment of dividends and do not reflect any deduction for fees, expenses, or taxes. An investor cannot invest directly in an index.

**	Annualized returns.
†	This table summarizes general market performance and does not necessarily reflect performance of each Portfolio’s benchmark index.

Past performance is no guarantee of future results.

The views and information discussed in this commentary are as of the date of publication, and are subject to change. The views expressed represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice.

Annual Report | December 31, 2012	1

Shareholder Letter
December 31, 2012 (Unaudited)

IBBOTSON ETF ALLOCATION SERIES PERFORMANCE SUMMARY

Past performance is no guarantee of future results. The illustration below is based on a hypothetical $10,000 investment in each of the respective Portfolios since inception (4/30/07). All results shown assume reinvestments of dividends and capital gains.

Conservative (return of $10,000 based on actual performance)

Balanced (return of $10,000 based on actual performance)

Aggressive Growth (return of $10,000 based on actual performance)

Income & Growth (return of $10,000 based on actual performance)

Growth (return of $10,000 based on actual performance)

Performance data quoted represents past performance. Past performance is no guarantee of future results and investment returns and principal value of the Portfolios will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. The graphs and tables on pages 2 and 3 do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. To obtain performance data current to the most recent month-end, please call 1-866-432-2926.

2	www.alpsfunds.com

Shareholder Letter
December 31, 2012 (Unaudited)

		Six Months					1 Year
	Fund Return		Fund Benchmarks			Fund Return		Fund Benchmarks
Portfolio	Class I	Class II	Dow Jones	*	Blended^	Class I	Class II	Dow Jones	*	Blended^
Conservative	2.78%	2.69%	3.19%		2.63%	5.48%	5.21%	6.86%		6.58%
Income and Growth	4.36%	4.19%	4.27%		3.46%	8.18%	7.87%	9.50%		8.93%
Balanced	5.79%	5.75%	5.27%		4.29%	11.00%	10.81%	11.92%		11.29%
Growth	7.28%	7.13%	6.25%		5.12%	13.24%	12.92%	14.31%		13.64%
Aggressive Growth	8.04%	7.99%	7.37%		5.54%	14.46%	14.20%	16.96%		14.82%

						Annualized Expense Ratios as Disclosed in
	Since Inception (4/30/07)**					Current Prospectus dated 4/30/12†
	Fund Return		Fund Benchmarks			Class I		Class II
Portfolio	Class I	Class II	Dow Jones	*	Blended^	Gross	Net	Gross	Net
Conservative	3.94%	3.64%	5.97%		5.19%	0.79%	0.69%	1.04%	0.94%
Income and Growth	3.13%	2.87%	4.99%		4.27%	0.72%	0.70%	0.97%	0.95%
Balanced	2.49%	2.24%	4.28%		3.36%	0.70%	0.70%	0.95%	0.95%
Growth	1.39%	1.12%	3.44%		2.44%	0.71%	0.70%	0.96%	0.95%
Aggressive Growth	0.51%	0.26%	2.68%		1.99%	0.77%	0.71%	1.02%	0.96%

Since each Portfolio does not seek to replicate its respective Dow Jones* or Blended benchmark^, performance results between the Portfolio and either benchmark can differ.

Performance data quoted represents past performance. Past performance is no guarantee of future results and investment returns and principal value of the Portfolios will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. The graphs and tables above do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. To obtain performance data current to the most recent month-end, please call 1-866-432-2926.

*

Dow Jones Benchmark: (a) The Dow Jones Conservative U.S. Portfolio Index consists of 20% equities and 80% fixed income for the Conservative Portfolio. (b) The Dow Jones Moderately Conservative U.S. Portfolio Index consists of 40% equities and 60% fixed income for the Income & Growth Portfolio. (c) The Dow Jones Moderate U.S. Portfolio Index consists of 60% equities and 40% fixed income for the Balanced Portfolio. (d) The Dow Jones Moderately Aggressive U.S. Portfolio Index consists of 80% equities and 20% fixed income for the Growth Portfolio. (e) The Dow Jones Aggressive U.S. Portfolio Index consists of 100% equities for the Aggressive Growth Portfolio. The Dow Jones Relative Risk Indexes measure the performance of conservative, moderate and aggressive portfolios based on incremental levels of potential risk. The indexes are designed to systematically measure various levels of risk relative to the risk of a U.S. all-stock index. Each index is not actively managed and does not reflect any deduction for fees, expenses or taxes. An investor cannot invest directly in an index. The Dow Jones Indexes reflect the reinvestment of dividends.

^

Blended Benchmark: (f) Blended benchmark of 20% S&P 500® Index/80% Barclays Capital U.S. Aggregate Bond Index for the Conservative Portfolio, (g) 40% S&P 500® Index/60% Barclays Capital U.S. Aggregate Bond Index for the Income & Growth Portfolio, (h) 60% S&P 500® Index/40% Barclays Capital U.S. Aggregate Bond Index for the Balanced Portfolio, (i) 80% S&P 500® Index/20% Barclays Capital U.S. Aggregate Bond Index for the Growth Portfolio, and (j) 90% S&P 500® Index/10% Barclays Capital U.S. Aggregate Bond Index for the Aggressive Growth Portfolio. The index is not actively managed and does not reflect any deduction for fees, expenses or taxes. An investor cannot invest directly in an index. The S&P 500® and the Barclays Capital Indexes reflect the reinvestment of dividends.

**	Annualized returns.

†

Also see Notes to Financial Statements (Note 5) for further description of Expense Limitation Agreement in effect, and Financial Highlights tables for expense ratios as of December 31, 2012. Note the net expense ratios above, as shown in the current Prospectus, include estimated Acquired Fund Fees, which are not incurred in the expense ratios stated throughout the rest of this report.

The Adviser and Subadviser have contractually agreed to jointly waive its management fee and subadvisory fee, respectively, and/or reimburse expenses so that net expense ratios, excluding acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses, do not exceed a maximum of either 0.53% of Class I shares average daily net assets through April 29, 2014 or 0.78% of Class II shares average daily net assets through April 29, 2014. This means that acquired fund fees and expenses and extraordinary expenses may cause the Portfolio’s gross expense ratios shown above to exceed the maximum amounts of 0.53% for Class I and 0.78% for Class II agreed to by the Adviser and Subadviser.

Annual Report | December 31, 2012	3

Shareholder Letter
December 31, 2012 (Unaudited)

Ibbotson Associates, Inc. (“Ibbotson”) utilizes asset allocation models they have developed to allocate each Portfolio’s assets among the underlying ETFs. First, Ibbotson seeks to develop an optimal long-term strategic asset allocation model for each Portfolio using different asset classes. Ibbotson uses a process called mean variance optimization (“MVO”) as a primary tool to develop the strategic asset class allocations. Using expected returns, standard deviations and correlations of the different asset classes, MVO seeks to identify a combination of asset classes that is expected to maximize return for a given level of risk or minimize risk for a given level of return. Next, Ibbotson applies its dynamic asset allocation process. Dynamic asset allocation is the process of making short-term deviations from the strategic ETF Asset Allocation Portfolio based on the market outlook to attempt to add value by capitalizing on market and other systemic trends. The goal of dynamic asset allocation overlay is to enhance the Portfolios’ overall risk and return characteristics by dynamically deviating from the long-term strategic asset allocation positions.

IBBOTSON ETF ALLOCATION SERIES INVESTMENT ALLOCATION SUMMARY

The table below shows there were some changes in the strategic allocations provided by Ibbotson’s proprietary asset allocation methodology for the six months ended December 31, 2012. Portfolio holdings are influenced by the strategic allocations, but actual investment percentages in each category may vary from time to time. See each Portfolio’s Statement of Investments on the following pages for actual holdings allocations as of December 31, 2012.

Asset Classes
	Conservative as of		Income & Growth as of		Balanced as of		Growth as of		Aggressive Growth as of
	12/31/12	6/30/12	12/31/12	6/30/12	12/31/12	6/30/12	12/31/12	6/30/12	12/31/12	6/30/12
Large-Cap Stocks	8.8%	9.0%	15.0%	15.5%	18.2%	18.8%	21.3%	21.8%	20.8%	21.2%
Mid-Cap Stocks	3.0%	3.0%	6.0%	6.0%	9.5%	9.5%	13.3%	13.5%	14.5%	15.0%
Small-Cap Stocks	0.0%	0.0%	2.5%	2.5%	5.5%	5.5%	8.0%	8.0%	9.5%	9.5%
Real Estate (REITs)	0.0%	0.0%	0.0%	0.0%	2.5%	2.5%	3.2%	3.3%	4.0%	4.0%
International Stocks	6.0%	6.0%	12.5%	12.5%	18.8%	19.0%	26.5%	26.7%	31.2%	31.5%
Commodities	2.0%	2.0%	3.0%	3.0%	3.0%	3.0%	4.0%	4.0%	5.8%	5.0%
Bonds	79.2%	73.0%	60.0%	55.5%	41.5%	39.7%	23.7%	22.7%	14.2%	13.8%
Cash Equivalents	1.0%	7.0%	1.0%	5.0%	1.0%	2.0%	0.0%	0.0%	0.0%	0.0%

The performance tables on the previous page indicate that all the Portfolios outperformed their respective blended benchmarks during the second half of 2012, but lagged for the year as a whole. It’s important to note that the Dow Jones U.S. Series and the blended benchmarks do not include International, Commodity, or Real Estate Investment Trusts, exposures on the equity side and Short-term Bonds and Treasury Inflation-Protected Securities (“TIPS”), on the Fixed Income side. So, when those asset classes are significant contributors or detractors to performance, relative performance will be positively or negatively impacted in comparison for the Portfolios with those exposures.

On behalf of ALPS Advisors, Inc. and the Sub-Advisor, Ibbotson Associates, Inc., we thank you for choosing the Ibbotson ETF Allocation Series.

Sincerely,

Tom Carter

President

Each Portfolio allocates investments among multiple ETF asset classes including: U.S. equity, fixed income, commodities, real estate and international ETFs. Asset allocation does not assure a profit or protect against down markets. Equity securities are subject to investment risk, including possible loss of principal amount invested. The stocks of smaller companies are subject to above-average market-price fluctuations. There are specific risks associated with international investing, such as currency fluctuations, foreign taxation, differences in financial reporting practices and rapid changes in political and economic conditions. Real estate investments are subject to specific risks, such as risks related to general and local economic conditions and risks related to individual properties. Fixed income securities are subject to interest rate risk, prepayment risk and market risk. Commodity trading is highly speculative and involves a high degree of risk.

The Ibbotson ETF Allocation Series Portfolios are not Exchange Traded Funds (ETFs), instead they consist of five risk-based asset allocation portfolios that invest in underlying ETFs, which are typically open-end investment companies or unit investment trusts.

Tom Carter is a Registered Representative of ALPS Distributors, Inc.

4	www.alpsfunds.com

Fund Expenses
December 31, 2012 (Unaudited)

As a shareholder of the Portfolios listed on the following page, you incur only one of two potential types of costs. You incur no transaction costs, which include sales charges and redemption fees. However, you do incur ongoing costs, including management fees, distribution and service (12b-1) fees and other Portfolio expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on July 1, 2012 and held until December 31, 2012.

Actual Expenses. The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expense Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Portfolios’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Portfolios’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table are meant to highlight ongoing Portfolio costs only. See “Note on Fees” on the following page below the table.

	Beginning Account Value 7/1/12	Ending Account Value 12/31/12	Net Expense Ratio(1)	Expense Paid During Period 7/1/12 - 12/31/12(2)
Ibbotson Conservative ETF Asset Allocation Portfolio
Class I
Actual Fund Return	$1,000.00	$1,027.80	0.53%	$2.70
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,022.47	0.53%	$2.69
Class II
Actual Fund Return	$1,000.00	$1,026.90	0.78%	$3.97
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,021.22	0.78%	$3.96
Ibbotson Income and Growth ETF Asset Allocation Portfolio
Class I
Actual Fund Return	$1,000.00	$1,043.60	0.50%	$2.57
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,022.62	0.50%	$2.54
Class II
Actual Fund Return	$1,000.00	$1,041.90	0.75%	$3.85
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,021.37	0.75%	$3.81
Ibbotson Balanced ETF Asset Allocation Portfolio
Class I
Actual Fund Return	$1,000.00	$1,057.90	0.50%	$2.59
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,022.62	0.50%	$2.54
Class II
Actual Fund Return	$1,000.00	$1,057.50	0.75%	$3.88
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,021.37	0.75%	$3.81

Annual Report | December 31, 2012	5

Fund Expenses
December 31, 2012 (Unaudited)

	Beginning Account Value 7/1/12	Ending Account Value 12/31/12	Net Expense Ratio(1)	Expense Paid During Period 7/1/12 - 12/31/12(2)
Ibbotson Growth ETF Asset Allocation Portfolio
Class I
Actual Fund Return	$1,000.00	$1,072.80	0.51%	$2.66
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,022.57	0.51%	$2.59
Class II
Actual Fund Return	$1,000.00	$1,071.30	0.76%	$3.96
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,021.32	0.76%	$3.86
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
Class I
Actual Fund Return	$1,000.00	$1,080.40	0.53%	$2.77
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,022.47	0.53%	$2.69
Class II
Actual Fund Return	$1,000.00	$1,079.90	0.78%	$4.08
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,021.22	0.78%	$3.96

(1)	Annualized based on the Portfolios’ expenses from July 1, 2012 through December 31, 2012.
(2)

Expenses are equal to the Portfolios’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), then divided by 366.

NOTE ON FEES

If you are an owner of variable annuity contracts or variable life insurance policies (“Contracts”) or a participant in a qualified plan, you may also incur fees associated with the Contract you purchase or the qualified plan, such as transaction costs including sales charges and redemption fees, which are not reflected in the table and example above. Additional information about the cost of investing in a Portfolio is presented in the prospectus for your Contract or disclosure documents for the plan through which the Portfolios’ shares are offered to you.

6	www.alpsfunds.com

Statement of Investments Conservative ETF Asset Allocation Portfolio
As of December 31, 2012

	Shares	Value
Exchange Traded Funds - 99.12%
iShares - 21.86%
Barclays TIPS Bond Fund	31,864	$3,868,608
S&P 500® Index Fund	24,222	3,465,684
S&P MidCap 400® Index Fund	11,680	1,187,856

Total iShares		8,522,148

Other - 77.26%
GreenHaven Continuous Commodity Index Fund(1)	26,895	775,383
PIMCO Enhanced Short Maturity ETF	23,020	2,336,070
SPDR® Barclays Capital High Yield Bond ETF	43,205	1,758,443
Vanguard MSCI EAFE ETF	67,775	2,387,713
Vanguard Short-Term Bond ETF	163,417	13,235,143
Vanguard Total Bond Market ETF	114,593	9,629,250

Total Other		30,122,002

Total Exchange Traded Funds (Cost $37,463,794)		38,644,150

	7-Day Yield	Shares	Value
Short-Term Investments - 2.07%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	0.137%	808,479	$808,479

Total Short-Term Investments (Cost $808,479)			808,479

Total Investments - 101.19% (Total cost $38,272,273)			39,452,629

Liabilities in Excess of Other Assets - (1.19)%			(463,864)

Net Assets - 100.00%			$38,988,765

(1)	Non-income producing security.

Asset Class Allocation# as a percentage of total Portfolio value (Unaudited)

*	Cash position shown includes all amounts related to pending purchases and sales of investment securities as of December 31, 2012.

#

Portfolio asset classifications used in this chart are employed by one or more widely recognized market indexes or ratings group indexes, and/or are defined by Portfolio management. These classifications have been applied to the securities owned by the underlying ETFs held by each Portfolio and these underlying securities’ holdings are shown as a percentage of total Portfolio market value. These asset classifications are unaudited and do not reflect the legal status of any of the investments or companies in which the underlying ETF has invested.

See Notes to Financial Statements.
Annual Report | December 31, 2012	7

Statement of Investments Income and Growth ETF Asset Allocation Portfolio
As of December 31, 2012

	Shares	Value
Exchange Traded Funds - 98.84%
iShares - 30.55%
Barclays TIPS Bond Fund	68,598	$8,328,483
MSCI EAFE Small Cap Index Fund	56,540	2,301,744
S&P 500® Index Fund	118,938	17,017,649
S&P MidCap 400® Index Fund	66,730	6,786,441

Total iShares		34,434,317

Other - 68.29%
GreenHaven Continuous Commodity Index Fund(1)	116,140	3,348,316
PIMCO Enhanced Short Maturity ETF	43,855	4,450,405
SPDR® Barclays Capital High Yield Bond ETF	109,975	4,475,982
Vanguard MSCI EAFE ETF	278,660	9,817,192
Vanguard MSCI Emerging Markets ETF	53,016	2,360,802
Vanguard Short-Term Bond ETF	324,014	26,241,894
Vanguard Small-Cap ETF	35,025	2,833,523
Vanguard Total Bond Market ETF	279,023	23,446,303

Total Other		76,974,417

Total Exchange Traded Funds (Cost $106,482,057)		111,408,734

7-Day Yield		Shares	Value
Short-Term Investments - 1.25%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	0.137%	1,412,774	$1,412,774

Total Short-Term Investments (Cost $1,412,774)			1,412,774

Total Investments - 100.09% (Total cost $107,894,831)			112,821,508

Liabilities in Excess of Other Assets - (0.09)%			(99,098)

Net Assets - 100.00%			$112,722,410

(1)	Non-income producing security.

Asset Class Allocation# as a percentage of total Portfolio value (Unaudited)
* Cash position shown includes all amounts related to pending purchases and sales of investment securities as of December 31, 2012.

#    Portfolio asset classifications used in this chart are employed by one or more widely recognized market indexes or ratings group indexes, and/or are defined by Portfolio management. These classifications have been applied to the securities owned by the underlying ETFs held by each Portfolio and these underlying securities’ holdings are shown as a percentage of total Portfolio market value. These asset classifications are unaudited and do not reflect the legal status of any of the investments or companies in which the underlying ETF has invested.

See Notes to Financial Statements.
8	www.alpsfunds.com

Statement of Investments Balanced ETF Asset Allocation Portfolio
As of December 31, 2012

	Shares	Value
Exchange Traded Funds - 99.09%
iShares - 35.09%
Barclays TIPS Bond Fund	69,481	$8,435,688
MSCI EAFE Small Cap Index Fund	132,030	5,374,941
S&P 500® Index Fund	244,786	35,023,981
S&P MidCap 400® Index Fund	179,670	18,272,439

Total iShares		67,107,049

Other - 64.00%
GreenHaven Continuous Commodity Index Fund(1)	195,495	5,636,121
PIMCO Enhanced Short Maturity ETF	18,530	1,880,424
SPDR® Barclays Capital High Yield Bond ETF	162,825	6,626,978
Vanguard MSCI EAFE ETF	687,395	24,216,926
Vanguard MSCI Emerging Markets ETF	166,619	7,419,544
Vanguard REIT ETF	72,443	4,766,749
Vanguard Short-Term Bond ETF	326,015	26,403,955
Vanguard Small-Cap ETF	130,788	10,580,749
Vanguard Total Bond Market ETF	414,926	34,866,232

Total Other		122,397,678

Total Exchange Traded Funds (Cost $179,615,199)		189,504,727

7-Day Yield		Shares	Value
Short-Term Investments - 1.65%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	0.137%	3,154,251	$3,154,251

Total Short-Term Investments (Cost $3,154,251)			3,154,251

Total Investments - 100.74% (Total cost $182,769,450)			192,658,978

Liabilities in Excess of Other Assets - (0.74)%			(1,414,628)

Net Assets - 100.00%			$191,244,350

(1)	Non-income producing security.

Asset Class Allocation# as a percentage of total Portfolio value (Unaudited)

* Cash position shown includes all amounts related to pending purchases and sales of investment securities as of December 31, 2012.

#    Portfolio asset classifications used in this chart are employed by one or more widely recognized market indexes or ratings group indexes, and/or are defined by Portfolio management. These classifications have been applied to the securities owned by the underlying ETFs held by each Portfolio and these underlying securities’ holdings are shown as a percentage of total Portfolio market value. These asset classifications are unaudited and do not reflect the legal status of any of the investments or companies in which the underlying ETF has invested.

See Notes to Financial Statements.
Annual Report | December 31, 2012	9

Statement of Investments Growth ETF Asset Allocation Portfolio
As of December 31, 2012

	Shares	Value
Exchange Traded Funds - 100.13%
iShares - 38.38%
MSCI EAFE Small Cap Index Fund	146,200	$5,951,802
S&P 500® Index Fund	235,657	33,717,804
S&P MidCap 400® Index Fund	206,200	20,970,540

Total iShares		60,640,146

Other - 61.75%
GreenHaven Continuous Commodity Index Fund(1)	215,400	6,209,982
Vanguard MSCI EAFE ETF	770,165	27,132,913
Vanguard MSCI Emerging Markets ETF	209,279	9,319,194
Vanguard REIT ETF	77,797	5,119,042
Vanguard Short-Term Bond ETF	235,998	19,113,478
Vanguard Small-Cap ETF	157,181	12,715,943
Vanguard Total Bond Market ETF	213,431	17,934,607

Total Other		97,545,159

Total Exchange Traded Funds (Cost $148,950,562)		158,185,305

	7-Day Yield	Shares	Value
Short-Term Investments - 0.95%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	0.137%	1,502,018	$1,502,018

Total Short-Term Investments (Cost $1,502,018)			1,502,018

Total Investments - 101.08% (Total cost $150,452,580)			159,687,323

Liabilities in Excess of Other Assets - (1.08)%			(1,711,449)

Net Assets - 100.00%			$157,975,874

(1)	Non-income producing security.

Asset Class Allocation# as a percentage of total Portfolio value (Unaudited)

*	Cash position shown includes all amounts related to pending purchases and sales of investment securities as of December 31, 2012.

#

Portfolio asset classifications used in this chart are employed by one or more widely recognized market indexes or ratings group indexes, and/or are defined by Portfolio management. These classifications have been applied to the securities owned by the underlying ETFs held by each Portfolio and these underlying securities’ holdings are shown as a percentage of total Portfolio market value. These asset classifications are unaudited and do not reflect the legal status of any of the investments or companies in which the underlying ETF has invested.

See Notes to Financial Statements.
10	www.alpsfunds.com

Statement of Investments Aggressive Growth ETF Asset Allocation Portfolio
As of December 31, 2012

	Shares	Value
Exchange Traded Funds - 100.21%
iShares - 40.16%
MSCI EAFE Small Cap Index Fund	60,625	$2,468,044
S&P 500® Index Fund	75,486	10,800,537
S&P MidCap 400® Index Fund	74,095	7,535,461

Total iShares		20,804,042

Other - 60.05%
GreenHaven Continuous Commodity Index Fund(1)	88,310	2,545,977
Vanguard MSCI EAFE ETF	291,025	10,252,811
Vanguard MSCI Emerging Markets ETF	79,917	3,558,704
Vanguard REIT ETF	31,589	2,078,556
Vanguard Short-Term Bond ETF	36,550	2,960,185
Vanguard Small-Cap ETF	61,273	4,956,986
Vanguard Total Bond Market ETF	56,631	4,758,703

Total Other		31,111,922

Total Exchange Traded Funds (Cost $49,132,997)		51,915,964

Short-Term Investments - 1.03%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	0.137%	534,677	$534,677

Total Short-Term Investments (Cost $534,677)			534,677

Total Investments - 101.24% (Total cost $49,667,674)			52,450,641

Liabilities in Excess of Other Assets - (1.24)%			(644,135)

Net Assets - 100.00%			$51,806,506

(1)	Non-income producing security.

Asset Class Allocation# as a percentage of total Portfolio value (Unaudited)

*	Cash position shown includes all amounts related to pending purchases and sales of investment securities as of December 31, 2012.

#

Portfolio asset classifications used in this chart are employed by one or more widely recognized market indexes or ratings group indexes, and/or are defined by Portfolio management. These classifications have been applied to the securities owned by the underlying ETFs held by each Portfolio and these underlying securities’ holdings are shown as a percentage of total Portfolio market value. These asset classifications are unaudited and do not reflect the legal status of any of the investments or companies in which the underlying ETF has invested.

See Notes to Financial Statements.
Annual Report | December 31, 2012	11

Statements of Assets and Liabilities
As of December 31, 2012

	Ibbotson Conservative ETF Asset Allocation Portfolio	Ibbotson Income and Growth ETF Asset Allocation Portfolio	Ibbotson Balanced ETF Asset Allocation Portfolio	Ibbotson Growth ETF Asset Allocation Portfolio	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
ASSETS:

Investments, at value (Investments, at Cost, see below)	$39,452,629	$112,821,508	$192,658,978	$159,687,323	$52,450,641
Receivable for shares sold	14,908	290,293	152,877	175,919	31,020
Interest and dividends receivable	11,792	28,776	37,296	53	23
Other assets	646	2,006	3,342	2,848	878

Total Assets	39,479,975	113,142,583	192,852,493	159,866,143	52,482,562

LIABILITIES:

Payable for investments purchased	420,860	282,229	1,248,044	1,502,321	533,012
Payable for shares redeemed	24,301	41,107	215,270	267,385	86,886
Payable to advisor	12,786	41,751	70,968	57,931	19,138
Payable for 12b-1 fees Class ll	7,387	22,860	37,116	25,094	7,994
Payable for audit fees	20,218	20,218	20,218	20,218	20,218
Accrued expenses and other liabilities	5,658	12,008	16,527	17,320	8,808

Total Liabilities	491,210	420,173	1,608,143	1,890,269	676,056

Net Assets	$38,988,765	$112,722,410	$191,244,350	$157,975,874	$51,806,506

NET ASSETS CONSIST OF:

Paid-in capital	$37,017,765	$105,661,267	$178,035,859	$148,842,288	$48,119,543
Accumulated net investment income	513,256	1,642,722	3,013,108	2,331,764	768,926
Accumulated net realized gain/(loss) on investments	277,388	491,744	305,855	(2,432,921)	135,070
Net unrealized appreciation on investments	1,180,356	4,926,677	9,889,528	9,234,743	2,782,967

Net Assets	$38,988,765	$112,722,410	$191,244,350	$157,975,874	$51,806,506

Investments, at Cost	$38,272,273	$107,894,831	$182,769,450	$150,452,580	$49,667,674

PRICING OF SHARES:

Class I:
Net Assets	$3,038,598	$3,315,053	$13,860,481	$37,403,401	$13,256,087
Shares of beneficial interest outstanding	270,278	318,372	1,361,024	3,945,083	1,341,479

Net assets value, offering and redemption price per share	$11.24	$10.41	$10.18	$9.48	$9.88

Class II:
Net Assets	$35,950,167	$109,407,357	$177,383,869	$120,572,473	$38,550,419
Shares of beneficial interest outstanding	3,209,558	10,118,650	17,289,718	12,881,104	3,926,091

Net assets value, offering and redemption price per share	$11.20	$10.81	$10.26	$9.36	$9.82

See Notes to Financial Statements.
12	www.alpsfunds.com

Statements of Operations
For the Year Ended December 31, 2012

	Ibbotson Conservative ETF Asset Allocation Portfolio	Ibbotson Income and Growth ETF Asset Allocation Portfolio	Ibbotson Balanced ETF Asset Allocation Portfolio	Ibbotson Growth ETF Asset Allocation Portfolio	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio

INVESTMENT INCOME:

Dividends	$764,206	$2,433,826	$4,265,387	$3,323,069	$1,085,471

Total Investment Income	764,206	2,433,826	4,265,387	3,323,069	1,085,471

EXPENSES:

Investment advisor fee	148,747	467,826	780,940	660,107	209,564
12b-1 fees - Class II	75,691	253,095	405,970	287,250	89,493
Custodian fees	12,090	12,981	21,046	18,676	12,732
Legal fees	2,366	4,073	9,692	7,795	1,922
Audit fees	19,876	20,112	20,363	20,304	19,948
Trustees’ fees and expenses	4,744	8,596	18,151	15,151	6,694
Report to shareholder fees	2,739	8,440	14,705	13,817	4,946
Other expenses	8,186	15,853	24,173	21,543	9,202

Total expenses before waiver	274,439	790,976	1,295,040	1,044,643	354,501

Less fees waived/reimbursed by investment advisor and sub-advisor
Class I	(1,999)	–	–	–	(4,190)
Class II	(21,530)	–	–	–	(13,915)

Total Net Expenses	250,910	790,976	1,295,040	1,044,643	336,396

Net Investment Income	513,296	1,642,850	2,970,347	2,278,426	749,075

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:

Net realized gain on investments	409,998	969,279	1,992,729	1,738,568	484,505
Net change in unrealized appreciation on investments	746,525	5,224,228	12,616,499	13,727,917	4,910,501

Net Realized and Unrealized Gain on Investments	1,156,523	6,193,507	14,609,228	15,466,485	5,395,006

Net Increase in Net Assets Resulting from Operations	$1,669,819	$7,836,357	$17,579,575	$17,744,911	$6,144,081

See Notes to Financial Statements.
Annual Report | December 31, 2012	13

Statements of Changes in Net Assets Conservative ETF Asset Allocation Portfolio

	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011

OPERATIONS:

Net investment income	$513,296	$521,812
Net realized gain on investments	409,998	731,706
Net change in unrealized appreciation/(depreciation) on investments	746,525	(496,551)

Net Increase in net assets resulting from operations	1,669,819	756,967

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income
Class I	(45,986)	(35,835)
Class II	(475,854)	(332,567)
From net realized gain on investments	(54,816)	(60,733)
Class I	(54,816)	(60,733)
Class II	(643,417)	(647,363)

Total distributions	(1,220,073)	(1,076,498)

SHARE TRANSACTIONS:

Class I
Proceeds from sale of shares	1,558,271	896,992
Issued to shareholders in reinvestment of distributions	100,802	96,568
Cost of shares redeemed	(1,170,922)	(789,672)

Net increase from share transactions	488,151	203,888

Class II
Proceeds from sale of shares	13,709,250	12,047,859
Issued to shareholders in reinvestment of distributions	1,119,271	979,930
Cost of shares redeemed	(6,742,001)	(4,749,857)

Net increase from share transactions	8,086,520	8,277,932

Net increase in net assets	9,024,417	8,162,289

NET ASSETS:

Beginning of year	29,964,348	21,802,059

End of year*	$38,988,765	$29,964,348

*Includes accumulated net investment income of:	$513,256	$521,811

14	www.alpsfunds.com

Statements of Changes in Net Assets Conservative ETF Asset Allocation Portfolio

	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011

OTHER INFORMATION - SHARES:

Class I
Sold	137,580	79,577
Reinvested	8,984	8,811
Redeemed	(103,220)	(70,050)

Net increase in shares outstanding	43,344	18,338

Class II
Sold	1,210,802	1,067,742
Reinvested	100,114	89,655
Redeemed	(597,141)	(422,377)

Net increase in shares outstanding	713,775	735,020

See Notes to Financial Statements.
Annual Report | December 31, 2012	15

Statements of Changes in Net Assets Income and Growth ETF Asset Allocation Portfolio

	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011

OPERATIONS:

Net investment income	$1,642,850	$1,733,607
Net realized gain on investments	969,279	3,553,069
Net change in unrealized appreciation/(depreciation) on investments	5,224,228	(4,706,993)

Net Increase in net assets resulting from operations	7,836,357	579,683

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income
Class I	(58,860)	(22,025)
Class II	(1,674,780)	(796,066)
From net realized gain on investments	(98,210)	(35,581)
Class I	(98,210)	(35,581)
Class II	(3,137,760)	(1,492,142)

Total distributions	(4,969,610)	(2,345,814)

SHARE TRANSACTIONS:

Class I
Proceeds from sale of shares	1,286,479	789,721
Issued to shareholders in reinvestment of distributions	157,070	57,606
Cost of shares redeemed	(363,640)	(331,898)

Net increase from share transactions	1,079,909	515,429

Class II
Proceeds from sale of shares	25,461,019	25,050,866
Issued to shareholders in reinvestment of distributions	4,812,540	2,288,208
Cost of shares redeemed	(17,732,793)	(17,269,209)
Acquisition (Note 6)	–	9,228,076

Net increase from share transactions	12,540,766	19,297,941

Net increase in net assets	16,487,422	18,047,239

NET ASSETS:

Beginning of year	96,234,988	78,187,749

End of year*	$112,722,410	$96,234,988

*Includes accumulated net investment income of:	$1,642,722	$1,733,603

16	www.alpsfunds.com

Statements of Changes in Net Assets Income and Growth ETF Asset Allocation Portfolio

	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011

OTHER INFORMATION - SHARES:

Class I
Sold	121,343	76,627
Reinvested	15,161	5,772
Redeemed	(34,353)	(32,015)

Net increase in shares outstanding	102,151	50,384

Class II
Sold	2,322,904	2,336,419
Reinvested	447,262	221,083
Redeemed	(1,620,841)	(1,606,831)
Acquisition (Note 6)	–	829,112

Net increase in shares outstanding	1,149,325	1,779,783

See Notes to Financial Statements.
Annual Report | December 31, 2012	17

Statements of Changes in Net Assets Balanced ETF Asset Allocation Portfolio

	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011

OPERATIONS:

Net investment income	$2,970,347	$2,805,101
Net realized gain on investments	1,992,729	12,031,682
Net change in unrealized appreciation/(depreciation) on investments	12,616,499	(17,852,680)

Net Increase/(Decrease) in net assets resulting from operations	17,579,575	(3,015,897)

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income
Class I	(226,012)	(97,020)
Class II	(2,536,328)	(1,478,296)
From net realized gain on investments	(572,829)	(135,242)
Class I	(572,829)	(135,242)
Class II	(7,295,927)	(2,325,932)

Total distributions	(10,631,096)	(4,036,490)

SHARE TRANSACTIONS:

Class I
Proceeds from sale of shares	5,321,534	5,138,073
Issued to shareholders in reinvestment of distributions	798,841	232,262
Cost of shares redeemed	(1,034,008)	(2,933,501)

Net increase from share transactions	5,086,367	2,436,834

Class II
Proceeds from sale of shares	42,329,574	33,331,474
Issued to shareholders in reinvestment of distributions	9,832,256	3,804,229
Cost of shares redeemed	(27,533,571)	(25,160,083)
Acquisition (Note 6)	–	24,754,163

Net increase from share transactions	24,628,259	36,729,783

Net increase in net assets	36,663,105	32,114,230

NET ASSETS:

Beginning of year	154,581,245	122,467,015

End of year*	$191,244,350	$154,581,245

*Includes accumulated net investment income of:	$3,013,108	$2,805,101

18	www.alpsfunds.com

Statements of Changes in Net Assets Balanced ETF Asset Allocation Portfolio

	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011

OTHER INFORMATION - SHARES:

Class I
Sold	518,061	502,324
Reinvested	79,172	24,295
Redeemed	(99,611)	(284,934)

Net increase in shares outstanding	497,622	241,685

Class II
Sold	4,071,844	3,257,966
Reinvested	967,742	395,039
Redeemed	(2,646,986)	(2,470,054)
Acquisition (Note 6)	–	2,291,100

Net increase in shares outstanding	2,392,600	3,474,051

See Notes to Financial Statements.
Annual Report | December 31, 2012	19

Statements of Changes in Net Assets Growth ETF Asset Allocation Portfolio

	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011

OPERATIONS:

Net investment income	$2,278,426	$2,052,058
Net realized gain on investments	1,738,568	14,134,204
Net change in unrealized appreciation/(depreciation) on investments	13,727,917	(21,925,152)

Net Increase/(Decrease) in net assets resulting from operations	17,744,911	(5,738,890)

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income
Class I	(528,397)	(343,264)
Class II	(1,470,324)	(1,268,040)
From net realized gain on investments
Class I	(2,648,209)	(307,505)
Class II	(8,713,223)	(1,271,217)

Total distributions	(13,360,153)	(3,190,026)

SHARE TRANSACTIONS:

Class I
Proceeds from sale of shares	8,727,459	8,740,982
Issued to shareholders in reinvestment of distributions	3,176,606	650,769
Cost of shares redeemed	(1,738,916)	(1,772,252)

Net increase from share transactions	10,165,149	7,619,499

Class II
Proceeds from sale of shares	22,299,414	21,104,325
Issued to shareholders in reinvestment of distributions	10,183,547	2,539,257
Cost of shares redeemed	(22,797,651)	(23,333,169)
Acquisition (Note 6)	–	10,715,840

Net increase from share transactions	9,685,310	11,026,253

Net increase in net assets	24,235,217	9,716,836

NET ASSETS:

Beginning of year	133,740,657	124,023,821

End of year*	$157,975,874	$133,740,657

* Includes accumulated net investment income of:	$2,331,764	$2,052,058

20	www.alpsfunds.com

Statements of Changes in Net Assets Growth ETF Asset Allocation Portfolio

	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011

OTHER INFORMATION - SHARES:

Class I
Sold	888,949	899,786
Reinvested	339,381	72,630
Redeemed	(176,051)	(179,991)

Net increase in shares outstanding	1,052,279	792,425

Class II
Sold	2,305,473	2,188,539
Reinvested	1,102,115	286,598
Redeemed	(2,351,141)	(2,414,066)
Acquisition (Note 6)	–	1,031,395

Net increase in shares outstanding	1,056,447	1,092,466

See Notes to Financial Statements.
Annual Report | December 31, 2012	21

Statements of Changes in Net Assets Aggressive Growth ETF Asset Allocation Portfolio

	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011

OPERATIONS:

Net investment income	$749,075	$620,457
Net realized gain on investments	484,505	2,810,382
Net change in unrealized appreciation/(depreciation) on investments	4,910,501	(5,564,062)

Net Increase/(Decrease) in net assets resulting from operations	6,144,081	(2,133,223)

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income
Class I	(172,199)	(105,025)
Class II	(428,371)	(345,644)
From net realized gain on investments
Class I	(2,097)	–
Class II	(6,123)	–

Total distributions	(608,790)	(450,669)

SHARE TRANSACTIONS:

Class I
Proceeds from sale of shares	3,564,530	3,725,741
Issued to shareholders in reinvestment of distributions	174,296	105,025
Cost of shares redeemed	(694,534)	(1,089,076)

Net increase from share transactions	3,044,292	2,741,690

Class II
Proceeds from sale of shares	7,787,699	8,931,736
Issued to shareholders in reinvestment of distributions	434,494	345,644
Cost of shares redeemed	(7,485,309)	(5,939,524)

Net increase from share transactions	736,884	3,337,856

Net increase in net assets	9,316,467	3,495,654

NET ASSETS:

Beginning of year	42,490,039	38,994,385

End of year*	$51,806,506	$42,490,039

* Includes accumulated net investment income of:	$768,926	$620,455

22	www.alpsfunds.com

Statements of Changes in Net Assets Aggressive Growth ETF Asset Allocation Portfolio

	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011

OTHER INFORMATION - SHARES:

Class I
Sold	375,638	402,662
Reinvested	17,895	12,327
Redeemed	(73,730)	(118,086)

Net increase in shares outstanding	319,803	296,903

Class II
Sold	825,075	975,566
Reinvested	44,886	40,760
Redeemed	(801,765)	(641,587)

Net increase in shares outstanding	68,196	374,739

See Notes to Financial Statements.
Annual Report | December 31, 2012	23

Financial Highlights Conservative ETF Asset Allocation Portfolio – Class I

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the periods presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class I
	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Year Ended December 31, 2008
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$11.03	$11.09	$10.54	$9.79	$10.46
INCOME FROM INVESTMENT OPERATIONS:
Net investment income after reimbursements	0.20 (1)	0.26 (1)	0.23 (1)	0.26 (1)	0.37 (1)
Net realized and unrealized gain/(loss) on investments	0.40	0.11	0.47	0.56	(0.96)

Total income/(loss) from investment operations	0.60	0.37	0.70	0.82	(0.59)

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after reimbursements	(0.18)	(0.16)	(0.14)	(0.06)	(0.08)
From net realized gain	(0.21)	(0.27)	(0.01)	(0.01)	(0.00) (2)

Total distributions	(0.39)	(0.43)	(0.15)	(0.07)	(0.08)

Net increase/(decrease) in net asset value	0.21	(0.06)	0.55	0.75	(0.67)

Net asset value - end of period	$11.24	$11.03	$11.09	$10.54	$9.79

Total Return*	5.48%	3.42%	6.67%	8.35%	(5.58)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$3,039	$2,504	$2,314	$1,501	$479
Ratios to average net assets:
Total expenses before reimbursements	0.60%	0.63%	0.74%	0.95%	2.23%
Net expenses after reimbursements	0.53%	0.51%	0.48%	0.48%	0.48%
Net investment income after reimbursements	1.75%	2.31%	2.12%	2.63%	3.71%
Portfolio turnover rate	22%	39%	34%	31%	129%

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Less than ($0.005) per share.

See Notes to Financial Statements.
24	www.alpsfunds.com

Financial Highlights Conservative ETF Asset Allocation Portfolio – Class II

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the periods presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class II
	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Year Ended December 31, 2008
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$11.00	$11.07	$10.53	$9.81	$10.43
INCOME FROM INVESTMENT OPERATIONS:
Net investment income after reimbursements	0.17 (1)	0.24 (1)	0.20 (1)	0.24 (1)	0.35 (1)
Net realized and unrealized gain/(loss) on investments	0.40	0.10	0.48	0.55	(0.97)

Total income/(loss) from investment operations	0.57	0.34	0.68	0.79	(0.62)

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after reimbursements	(0.16)	(0.14)	(0.13)	(0.06)	–
From net realized gain	(0.21)	(0.27)	(0.01)	(0.01)	(0.00) (2)

Total distributions	(0.37)	(0.41)	(0.14)	(0.07)	(0.00) (2)

Net increase/(decrease) in net asset value	0.20	(0.07)	0.54	0.72	(0.62)

Net asset value - end of period	$11.20	$11.00	$11.07	$10.53	$9.81

Total Return*	5.21%	3.14%	6.48%	8.06%	(5.93)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$35,950	$27,460	$19,488	$14,744	$4,386
Ratios to average net assets:
Total expenses before reimbursements	0.85%	0.88%	0.99%	1.20%	2.50%
Net expenses after reimbursements	0.78%	0.77%	0.73%	0.73%	0.73%
Net investment income after reimbursements	1.53%	2.10%	1.88%	2.39%	3.50%
Portfolio turnover rate	22%	39%	34%	31%	129%

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Less than ($0.005) per share.

See Notes to Financial Statements.
Annual Report | December 31, 2012	25

Financial Highlights Income and Growth ETF Asset Allocation Portfolio – Class I

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the periods presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class I
	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Year Ended December 31, 2008
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$10.11	$10.25	$9.46	$8.41	$10.30
INCOME FROM INVESTMENT OPERATIONS:
Net investment income after reimbursements	0. 20 (1)	0. 23 (1)	0. 22 (1)	0.23 (1)	0.32	(1)
Net realized and unrealized gain/(loss) on investments	0.63	(0.09)	0.63	0.93	(1.87)

Total income/(loss) from investment operations	0.83	0.14	0.85	1.16	(1.55)

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after reimbursements	(0.20)	(0.11)	(0.06)	(0.10)	(0.34)
From net realized gain	(0.33)	(0.17)	–	(0.01)	(0.00	)(2)

Total distributions	(0.53)	(0.28)	(0.06)	(0.11)	(0.34)

Net increase/(decrease) in net asset value	0.30	(0.14)	0.79	1.05	(1.89)

Net asset value - end of period	$10.41	$10.11	$10.25	$9.46	$8.41

Total Return*	8.18%	1.37%	9.04%	13.72%	(14.95)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$3,315	$2,186	$1,701	$776	$303
Ratios to average net assets:
Total expenses before reimbursements	0.52%	0.55%	0.66%	0.82%	2.11%
Net expenses after reimbursements	0.52%	0.51%	0.48%	0.48%	0.48%
Net investment income after reimbursements	1.90%	2.25%	2.22%	2.59%	3.32%
Portfolio turnover rate	19%	45%	31%	28%	55%

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Less than ($0.005) per share.

See Notes to Financial Statements.
26	www.alpsfunds.com

Financial Highlights Income and Growth ETF Asset Allocation Portfolio – Class II

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the periods presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class II
	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Year Ended December 31, 2008
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$10.49	$10.64	$9.82	$8.73	$10.29
INCOME FROM INVESTMENT OPERATIONS:
Net investment income after reimbursements	0.17 (1)	0.21 (1)	0.24 (1)	0.21 (1)	0.31 (1)
Net realized and unrealized gain/(loss) on investments	0.66	(0.10)	0.63	0.95	(1.87)

Total income/(loss) from investment operations	0.83	0.11	0.87	1.16	(1.56)

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after reimbursements	(0.18)	(0.09)	(0.05)	(0.06)	–
From net realized gain	(0.33)	(0.17)	–	(0.01)	(0.00) (2)

Total distributions	(0.51)	(0.26)	(0.05)	(0.07)	(0.00) (2)

Net increase/(decrease) in net asset value	0.32	(0.15)	0.82	1.09	(1.56)

Net asset value - end of period	$10.81	$10.49	$10.64	$9.82	$8.73

Total Return*	7.87%	1.08%	8.88%	13.30%	(15.16)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$109,407	$94,049	$76,487	$23,595	$7,788
Ratios to average net assets:
Total expenses before reimbursements	0.77%	0.80%	0.90%	1.06%	1.83%
Net expenses after reimbursements	0.77%	0.77%	0.73%	0.73%	0.73%
Net investment income after reimbursements	1.57%	1.98%	2.39%	2.33%	3.32%
Portfolio turnover rate	19%	45%	31%	28%	55%

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Less than ($0.005) per share.

See Notes to Financial Statements.
Annual Report | December 31, 2012	27

Financial Highlights Balanced ETF Asset Allocation Portfolio – Class I

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the periods presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class I
	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Year Ended December 31, 2008
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$9.74	$10.08	$9.08	$7.65	$10.21
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after reimbursements	0.21 (1)	0.22 (1)	0.21 (1)	0.20 (1)	0.29 (1)
Net realized and unrealized gain/(loss) on investments	0.86	(0.28)	0.86	1.31	(2.73)

Total income/(loss) from investment operations	1.07	(0.06)	1.07	1.51	(2.44)

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after reimbursements	(0.18)	(0.12)	(0.07)	(0.07)	(0.12)
From net realized gain	(0.45)	(0.16)	–	(0.01)	(0.00) (2)

Total distributions	(0.63)	(0.28)	(0.07)	(0.08)	(0.12)

Net increase/(decrease) in net asset value	0.44	(0.34)	1.00	1.43	(2.56)

Net asset value - end of period	$10.18	$9.74	$10.08	$9.08	$7.65

Total Return*	11.00%	(0.56)%	11.85%	19.74%	(23.82)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$13,860	$8,406	$6,270	$3,366	$1,402
Ratios to average net assets:
Total expenses before reimbursements	0.51%	0.53%	0.60%	0.68%	1.15%
Net expenses after reimbursements	0.51%	0.52%	0.48%	0.48%	0.48%
Net investment income after reimbursements	2.06%	2.19%	2.18%	2.45%	3.25%
Portfolio turnover rate	18%	51%	32%	26%	67%

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Less than ($0.005) per share.

See Notes to Financial Statements.
28	www.alpsfunds.com

Financial Highlights Balanced ETF Asset Allocation Portfolio – Class II

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the periods presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class II
	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Year Ended December 31, 2008
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$9.81	$10.17	$9.17	$7.73	$10.19
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after reimbursements	0.18 (1)	0.19 (1)	0.20 (1)	0.18 (1)	0.28 (1)
Net realized and unrealized gain/(loss) on investments	0.88	(0.29)	0.87	1.33	(2.73)

Total income/(loss) from investment operations	1.06	(0.10)	1.07	1.51	(2.45)

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after reimbursements	(0.16)	(0.10)	(0.07)	(0.06)	(0.01)
From net realized gain	(0.45)	(0.16)	–	(0.01)	(0.00) (2)

Total distributions	(0.61)	(0.26)	(0.07)	(0.07)	(0.01)

Net increase/(decrease) in net asset value	0.45	(0.36)	1.00	1.44	(2.46)

Net asset value - end of period	$10.26	$9.81	$10.17	$9.17	$7.73

Total Return*	10.81%	(0.89)%	11.63%	19.52%	(24.05)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$177,384	$146,175	$116,197	$52,023	$17,771
Ratios to average net assets:
Total expenses before reimbursements	0.76%	0.78%	0.84%	0.92%	1.35%
Net expenses after reimbursements	0.76%	0.77%	0.73%	0.73%	0.73%
Net investment income after reimbursements	1.68%	1.89%	2.13%	2.20%	3.19%
Portfolio turnover rate	18%	51%	32%	26%	67%

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Less than ($0.005) per share.

See Notes to Financial Statements.
Annual Report | December 31, 2012	29

Financial Highlights Growth ETF Asset Allocation Portfolio – Class I

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the periods presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class I
	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009		For the Year Ended December 31, 2008
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$9.17	$9.75	$8.60	$6.93		$10.11
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after reimbursements	0.18 (1)	0.18 (1)	0.19 (1)	0.17	(1)	0. 29	(1)
Net realized and unrealized gain/(loss) on investments	1.02	(0.53)	1.03	1.56		(3.46)

Total income/(loss) from investment operations	1.20	(0.35)	1.22	1.73		(3.17)

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after reimbursements	(0.15)	(0.12)	(0.07)	(0.06)		(0.01)
From net realized gain	(0.74)	(0.11)	–	(0.00	)(2)	(0.00	)(2)

Total distributions	(0.89)	(0.23)	(0.07)	(0.06)		(0.01)

Net increase/(decrease) in net asset value	0.31	(0.58)	1.15	1.67		(3.18)

Net asset value - end of period	$9.48	$9.17	$9.75	$8.60		$6.93

Total Return*	13.24%	(3.50)%	14.19%	24.94%		(31.37)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$37,403	$26,531	$20,472	$10,993		$3,876
Ratios to average net assets:
Total expenses before reimbursements	0.52%	0.54%	0.60%	0.66%		1.05%
Net expenses after reimbursements	0.52%	0.51%	0.48%	0.48%		0.48%
Net investment income after reimbursements	1.84%	1.85%	2.15%	2.31%		3.76%
Portfolio turnover rate	19%	52%	40%	19%		27%

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Less than ($0.005) per share.

See Notes to Financial Statements.
30	www.alpsfunds.com

Financial Highlights Growth ETF Asset Allocation Portfolio – Class II

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the periods presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class II
	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Year Ended December 31, 2008
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$9.07	$9.65	$8.53	$6.89	$10.09
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after reimbursements	0.14 (1)	0.14 (1)	0.19 (1)	0.15 (1)	0.25 (1)
Net realized and unrealized gain/(loss) on investments	1.02	(0.50)	0.99	1.55	(3.44)

Total income/(loss) from investment operations	1.16	(0.36)	1.18	1.70	(3.19)

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after reimbursements	(0.13)	(0.11)	(0.06)	(0.06)	(0.01)
From net realized gain	(0.74)	(0.11)	–	(0.00) (2)	(0.00) (2)

Total distributions	(0.87)	(0.22)	(0.06)	(0.06)	(0.01)

Net increase/(decrease) in net asset value	0.29	(0.58)	1.12	1.64	(3.20)

Net asset value - end of period	$9.36	$9.07	$9.65	$8.53	$6.89

Total Return*	12.92%	(3.68)%	13.86%	24.65%	(31.61)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$120,573	$107,209	$103,552	$48,232	$18,023
Ratios to average net assets:
Total expenses before reimbursements	0.77%	0.79%	0.84%	0.91%	1.39%
Net expenses after reimbursements	0.77%	0.76%	0.73%	0.73%	0.73%
Net investment income after reimbursements	1.47%	1.47%	2.14%	2.03%	3.11%
Portfolio turnover rate	19%	52%	40%	19%	27%

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Less than ($0.005) per share.

See Notes to Financial Statements.
Annual Report | December 31, 2012	31

Financial Highlights Aggressive Growth ETF Asset Allocation Portfolio – Class I

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the periods presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class I
	For the Year Ended December 31, 2012		For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009		For the Year Ended December 31, 2008
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$8.75		$9.31	$8.09	$6.36		$10.09
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after reimbursements	0.18	(1)	0.17 (1)	0.19 (1)	0.16	(1)	0.31	(1)
Net realized and unrealized gain/(loss) on investments	1.08		(0.62)	1.07	1.60		(4.00)

Total income/(loss) from investment operations	1.26		(0.45)	1.26	1.76		(3.69)

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after reimbursements	(0.13)		(0.11)	(0.04)	(0.03)		(0.04)
From net realized gain	(0.00	)(2)	–	–	(0.00	)(2)	(0.00	)(2)

Total distributions	(0.13)		(0.11)	(0.04)	(0.03)		(0.04)

Net increase/(decrease) in net asset value	1.13		(0.56)	1.22	1.73		(3.73)

Net asset value - end of period	$9.88		$8.75	$9.31	$8.09		$6.36

Total Return*	14.46%		(4.85)%	15.58%	27.79%		(36.57)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$13,256		$8,937	$6,745	$3,462		$1,009
Ratios to average net assets:
Total expenses before reimbursements	0.57%		0.60%	0.82%	1.28%		3.00%
Net expenses after reimbursements	0.53%		0.51%	0.48%	0.48%		0.48%
Net investment income after reimbursements	1.91%		1.81%	2.27%	2.28%		4.21%
Portfolio turnover rate	23%		43%	77%	27%		55%

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Less than ($0.005) per share.

See Notes to Financial Statements.
32	www.alpsfunds.com

Financial Highlights Aggressive Growth ETF Asset Allocation Portfolio – Class II

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the periods presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class II
	For the Year Ended December 31, 2012		For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009		For the Year Ended December 31, 2008
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$8.70		$9.26	$8.06	$6.38		$10.07
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after reimbursements	0.14	(1)	0.13 (1)	0.31 (1)	0.13	(1)	0.25	(1)
Net realized and unrealized gain/(loss) on investments	1.09		(0.60)	0.92	1.61		(3.94)

Total income/(loss) from investment operations	1.23		(0.47)	1.23	1.74		(3.69)

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after reimbursements	(0.11)		(0.09)	(0.03)	(0.06)		–
From net realized gain	(0.00	)(2)	–	–	(0.00	)(2)	(0.00	)(2)

Total distributions	(0.11)		(0.09)	(0.03)	(0.06)		(0.00	)(2)

Net increase/(decrease) in net asset value	1.12		(0.56)	1.20	1.68		(3.69)

Net asset value - end of period	$9.82		$8.70	$9.26	$8.06		$6.38

Total Return*	14.20%		(5.04)%	15.21%	27.29%		(36.64)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$38,551		$33,554	$32,250	$5,823		$2,597
Ratios to average net assets:
Total expenses before reimbursements	0.82%		0.84%	1.03%	1.55%		3.40%
Net expenses after reimbursements	0.78%		0.76%	0.73%	0.73%		0.73%
Net investment income after reimbursements	1.51%		1.45%	3.66%	1.89%		3.31%
Portfolio turnover rate	23%		43%	77%	27%		55%

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Less than ($0.005) per share.

See Notes to Financial Statements.
Annual Report | December 31, 2012	33

Notes to Financial Statements
December 31, 2012

1. SIGNIFICANT ACCOUNTING AND OPERATING POLICIES

Financial Investors Variable Insurance Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open end management investment company organized as a Delaware business trust by a Declaration of Trust dated July 26, 2000. The financial statements herein relate to the Trust’s five ETF asset allocation portfolios which include the following: Ibbotson Conservative ETF Asset Allocation Portfolio, Ibbotson Income and Growth ETF Asset Allocation Portfolio, Ibbotson Balanced ETF Asset Allocation Portfolio, Ibbotson Growth ETF Asset Allocation Portfolio, and Ibbotson Aggressive Growth ETF Asset Allocation Portfolio (each, a “Portfolio,” and collectively, the “Portfolios”).

Each Portfolio offers Class I and Class II shares. Each class has equal rights as to class and voting privileges. The classes differ principally in the applicable distribution and service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from the Portfolios pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Common expenses of the Portfolios (including legal fees, printing and mailing fees, and fees and expenses of the independent trustees) are allocated to each Portfolio in proportion to its average daily net assets. Expenses directly attributable to a particular Portfolio (including advisory, custodial, registration, professional and audit fees, and distribution and/or service fees) are charged directly to that Portfolio. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and service fees, if applicable.

The Portfolios are investment vehicles for variable annuity contracts and variable life insurance policies. The Portfolios also may be used as investment vehicles for qualified pension and retirement plans and certain registered and unregistered separate accounts. Shares of the Portfolios are offered only to participating insurance companies and their separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies, and to qualified pension and retirement plans and registered and unregistered separate accounts. Shares are not offered to the general public.

The Trust’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

The following summarizes the significant accounting policies for the Trust.

Security Valuation: The price of Portfolio shares (“net asset value”) is determined as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern Time), on each day the NYSE is open for business. Securities, including exchange-traded funds and exchange-traded notes for which exchange quotations are readily available, are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean between the last bid and asked price. Shares of a registered investment company, including money market funds, that are traded on an exchange are valued at that investment company’s net asset value per share. Securities for which quotations are not readily available are valued under procedures established by the Board of Trustees to determine fair value in good faith. Short-term securities maturing within 60 days are valued at amortized cost, which approximates fair value.

The Portfolios disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Portfolio’s investments as of the reporting period end. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls for an investment is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Portfolio has the ability to access at the measurement date;
Level 2 –

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –

Significant unobservable prices or inputs (including the Portfolio’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

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Notes to Financial Statements
December 31, 2012

The following is a summary of the inputs used to value each Portfolio’s investments as of December 31, 2012:

Ibbotson Conservative ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$38,644,150	$–	$–	$38,644,150
Short-Term Investments	808,479	–	–	808,479

Total	$39,452,629	$–	$–	$39,452,629

Ibbotson Income and Growth ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$111,408,734	$–	$–	$111,408,734
Short-Term Investments	1,412,774	–	–	1,412,774

Total	$112,821,508	$–	$–	$112,821,508

Ibbotson Balanced ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$189,504,727	$–	$–	$189,504,727
Short-Term Investments	3,154,251	–	–	3,154,251

Total	$192,658,978	$–	$–	$192,658,978

Ibbotson Growth ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$158,185,305	$–	$–	$158,185,305
Short-Term Investments	1,502,018	–	–	1,502,018

Total	$159,687,323	$–	$–	$159,687,323

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$51,915,964	$–	$–	$51,915,964
Short-Term Investments	534,677	–	–	534,677

Total	$52,450,641	$–	$–	$52,450,641

The Funds recognize transfers between levels as of the end of the fiscal year. For the year ended December 31, 2012, there were no transfers between Level 1 and Level 2 securities. For the year ended December 31, 2012, the Portfolios did not have significant unobservable inputs (Level 3) used in determining fair value.

Annual Report | December 31, 2012	35

Notes to Financial Statements
December 31, 2012

Income Taxes: For federal income tax purposes, the Portfolios currently qualify, and intend to remain qualified, as regulated investment companies under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of their investment company taxable net income including realized gain, not offset by capital loss carryforwards, if any, to shareholders. Accordingly, no provisions for federal income or excise taxes have been made.

Management has concluded that the Portfolios have taken no uncertain tax positions that require recognition in the financial statements. The Portfolios file income tax returns in the U.S. federal jurisdiction and Colorado. The Portfolios will file income tax returns in the U.S. federal jurisdiction and Colorado. For the years ended December 31, 2009 through December 31, 2012 for the federal jurisdiction and for the years ended December 31, 2008 through December 31, 2012 for Colorado, the Portfolios’ returns are still open to examination by the appropriate taxing authority.

The Treasury Department has issued Regulations under Internal Revenue Code Section 817(h) that pertain to diversification requirements for variable annuity and variable life insurance contracts. Each Portfolio intends to comply with these diversification requirements.

Expenses: Most expenses of the Trust can be directly attributed to a Portfolio. Expenses that cannot be directly attributed are apportioned among the Portfolios based on average net assets. Expenses are allocated among classes within a Portfolio based on daily class level net assets, except for distribution fees associated with each Portfolio’s Distribution Plan under Rule 12b-1 of the 1940 Act (“12b-1 fees”) which are only allocated to the Class II shares.

Distributions to Shareholders: Each Portfolio currently intends to declare and pay capital gains and income dividends, if any, on an annual basis. All dividends and capital gains distributions paid by the Portfolios will be automatically reinvested, at net asset value, in additional shares of the Portfolios unless otherwise indicated.

There is no fixed dividend rate and there can be no assurance that the Portfolios will pay any dividends or realize any capital gains.

Any net capital gains earned by each Portfolio are distributed at least annually to the extent necessary to avoid federal income and excise taxes. Distributions to shareholders are recorded by each Portfolio on the ex-dividend date.

Other: Investment security transactions are accounted for as of the trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the identified cost basis.

2. FEDERAL TAXES AND TAX BASIS INFORMATION

As of December 31, 2012, the component of distributable earnings on a tax basis were as follows:

	Ibbotson Conservative ETF Asset Allocation Portfolio	Ibbotson Income and Growth ETF Asset Allocation Portfolio	Ibbotson Balanced ETF Asset Allocation Portfolio	Ibbotson Growth ETF Asset Allocation Portfolio	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
Undistributed Ordinary Income	$513,256	$1,642,722	$3,013,108	$2,331,764	$768,926
Accumulated Capital Gains	476,308	1,060,499	1,173,573	281,790	503,500
Unrealized Appreciation	981,436	4,357,922	9,021,810	8,158,543	2,414,537

Other Cumulative Effect of Timing Differences	–	–	–	(1,638,511)	–

Total	$1,971,000	$7,061,143	$13,208,491	$9,133,586	$3,686,963

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Notes to Financial Statements
December 31, 2012

The tax components of distributable earnings are determined in accordance with income tax regulations which may differ from composition of net assets reported under generally accepted accounting principles. Accordingly, for the period ended December 31, 2012, certain differences were reclassified. These differences were primarily due to a book/tax distribution difference. The amounts reclassified did not affect net assets. The reclassifications were as follows:

	Ibbotson Conservative ETF Asset Allocation Portfolio	Ibbotson Income and Growth ETF Asset Allocation Portfolio	Ibbotson Balanced ETF Asset Allocation Portfolio	Ibbotson Growth ETF Asset Allocation Portfolio	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
Undistributed Ordinary Income	$(11)	$(91)	$–	$–	$(34)
Accumulated Capital Gain	11	91	–	–	34

Paid-In Capital	$–	$–	$–	$–	$–

The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end.

The tax character of the distributions paid during the year ended December 31, 2012 and 2011, respectively were as follows:

	Ibbotson Conservative ETF Asset Allocation Portfolio	Ibbotson Income and Growth ETF Asset Allocation Portfolio	Ibbotson Balanced ETF Asset Allocation Portfolio	Ibbotson Growth ETF Asset Allocation Portfolio	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio

	2012	2012	2012	2012	2012
Distributions Paid From:

Ordinary Income	$687,341	$2,648,690	$2,762,340	$1,998,721	$604,886
Long-term capital gain	532,732	2,320,920	7,868,756	11,361,432	3,904

Total	$1,220,073	$4,969,610	$10,631,096	$13,360,153	$608,790

	Ibbotson Conservative ETF Asset Allocation Portfolio	Ibbotson Income and Growth ETF Asset Allocation Portfolio	Ibbotson Balanced ETF Asset Allocation Portfolio	Ibbotson Growth ETF Asset Allocation Portfolio	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio

	2011	2011	2011	2011	2011
Distributions Paid From:

Ordinary Income	$426,151	$981,638	$1,579,873	$1,611,304	$450,669
Long-term capital gain	650,347	1,364,176	2,456,617	1,578,722	–

Total	$1,076,498	$2,345,814	$4,036,490	$3,190,026	$450,669

Under the Regulated Investment Company Modernization Act of 2010 (“the Modernization Act”), net capital losses recognized in tax years beginning after December 22, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term. Under the law in effect prior to the Modernization Act, net capital losses were carried forward for eight years and treated as short-term. As a transition rule, the Modernization Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of December 31, 2012, the Portfolios had capital loss carryforwards which will reduce the Portfolios’ taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Portfolios of any liability for federal tax. Pursuant to the Code, and subject to §382 tax limitations, such capital loss carryforwards will expire as follows:

	Ibbotson Conservative ETF Asset Allocation Portfolio	Ibbotson Income and Growth ETF Asset Allocation Portfolio	Ibbotson Balanced ETF Asset Allocation Portfolio	Ibbotson Growth ETF Asset Allocation Portfolio	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
Capital Losses Expiring 12/31/2016	$–	$–	$–	$1,638,511	$–

Annual Report | December 31, 2012	37

Notes to Financial Statements
December 31, 2012

The Ibbotson Balanced ETF Asset Allocation Portfolio and Ibbotson Growth ETF Asset Allocation Portfolio used capital loss carryforwards of $720,736 and $1,371,811, respectively, to offset taxable capital gains realized during the year ended December 31, 2012.

As of December 31, 2012, net unrealized appreciation/(depreciation) of investments based on the federal tax cost were as follows:

	Ibbotson Conservative ETF Asset Allocation Portfolio	Ibbotson Income and Growth ETF Asset Allocation Portfolio	Ibbotson Balanced ETF Asset Allocation Portfolio	Ibbotson Growth ETF Asset Allocation Portfolio	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
Gross appreciation (excess of value over tax cost)	$1,068,674	$4,808,568	$10,457,967	$9,785,830	$2,914,063
Gross depreciation (excess of tax cost over value)	(87,238)	(450,646)	(1,436,157)	(1,627,287)	(499,526)

Net unrealized appreciation/depreciation	$981,436	$4,357,922	$9,021,810	$8,158,543	$2,414,537

Cost of Investments for income tax purposes	$38,471,193	$108,463,586	$183,637,168	$151,528,780	$50,036,104

3. INVESTMENTS TRANSACTIONS

Purchases and sales of investment securities, other than short-term investments, for the year ended December 31, 2012, were as follows for each Portfolio:

	Ibbotson Conservative ETF Asset Allocation Portfolio	Ibbotson Income and Growth ETF Asset Allocation Portfolio
Purchases	$16,697,921	$33,199,078
Sales	6,921,145	19,287,608

	Ibbotson Balanced ETF Asset Allocation Portfolio	Ibbotson Growth ETF Asset Allocation Portfolio
Purchases	$55,123,900	$37,224,797
Sales	31,341,035	28,340,849

	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
Purchases	$15,015,397
Sales	10,979,371

4. INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

ALPS Advisors, Inc. (the “Advisor”) acts as the Portfolios’ investment advisor. The Advisor is a wholly-owned subsidiary of DST Systems, Inc., a publicly traded company. The Advisor is responsible for the overall management of each Portfolio’s business affairs. The Advisor invests the assets of each Portfolio, either directly or through the use of one or more subadvisors, according to each Portfolio’s investment objective, policies, and restrictions. The Advisor is responsible for selecting the sub-advisor to each Portfolio. The Advisor furnishes at its own expense all of the necessary office facilities, equipment, and personnel required for managing the assets of each Portfolio.

Pursuant to the Investment Advisory Agreement (the “Advisor Agreement”), each Portfolio pays the Advisor monthly an annual management fee of 0.45% based on such Portfolio’s average daily net assets.

Ibbotson Associates, Inc. (“Ibbotson” or the “Sub-Advisor”) serves as the Portfolios’ Sub-Advisor. The Sub-Advisor, founded in 1977, is a registered investment adviser located in Chicago, Illinois that manages client funds in discretionary accounts and is a wholly owned subsidiary of Morningstar, Inc.

The Sub-Advisor is engaged to manage the investments of each Portfolio in accordance with such Portfolio’s investment objective, policies and limitations and any investment guidelines established by the Advisor and the Board of Trustees. The Sub-Advisor is responsible, subject to the

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Notes to Financial Statements
December 31, 2012

supervision and control of the Advisor and the Board of Trustees, for the purchase, retention and sale of underlying funds and money market funds in the portion of each Portfolio’s investment portfolio under its management.

Pursuant to the sub-advisory agreement (the “Sub-Advisor Agreement”) the Advisor pays the Sub-Advisor monthly an annual sub-advisory management fee of 0.15% based on such Portfolio’s average daily net assets.

5 . OTHER AGREEMENTS

Distribution Agreement: ALPS Distributors, Inc. (the “Distributor”), an affiliate of the Advisor, serves as the principal underwriter and national distributor for the shares of each Portfolio pursuant to a Distribution Agreement with the Trust.

The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act relating to Class I and Class II Portfolio shares, respectively (the “12b-1 Plans”).

The Class I shares have adopted a Defensive Distribution Plan that recognizes that the Advisor may use its management fees, in addition to its past profits or its other resources, to pay for expenses incurred in connection with providing services intended to result in the sale of Portfolio shares and/or shareholder support services. As of December 31, 2012 there were no payments from Class I due to the Plan. The Class II Distribution Plan permits the use of each Portfolio’s assets to compensate the Distributor for its services and costs in distributing shares and servicing shareholder accounts. Under the 12b-1 Plans, the Distributor receives, as a percentage of average annual net assets, the amounts outlined in the following table.

	Ibbotson Conservative ETF Asset Allocation Portfolio	Ibbotson Income and Growth ETF Asset Allocation Portfolio
Class II	0.25%	0.25%

	Ibbotson Balanced ETF Asset Allocation Portfolio	Ibbotson Growth ETF Asset Allocation Portfolio
Class II	0.25%	0.25%

	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
Class II	0.25%

Expense Limitation Agreement: Under the terms of the Expense Limitation Agreement between the Trust, the Advisor, and the Sub-Advisor (the “Expense Limitation Agreement”), the Advisor and Sub- Advisor agree to waive certain fees they are entitled to receive from the Portfolios (the Sub-Advisor’s fees being received from the Advisor). Specifically, the Advisor and Sub-Advisor agree to reimburse, equally 50% each, Portfolio expenses and/or waive a portion of the investment advisory, sub-advisory, and other fees that they are entitled to receive to the extent necessary for the Portfolios to maintain a total annual expense ratio (excluding certain expenses described in the Portfolio’s Prospectus) not exceeding 0.53% for Class I shares and 0.78% for Class II shares. Fees and expenses for acquired funds are not directly incurred by the Portfolios but are part of the acquisition and disposition costs of the underlying ETFs held by the Portfolios, and are not included for purposes of the Expense Limitation Agreement. The Expense Limitation Agreement is effective through April 29, 2014.

Administration, Bookkeeping and Pricing Agreement: ALPS Fund Services, Inc. (“ALPS”), an affiliate of the Advisor and the Distributor, serves as Administrator pursuant to a Fund Accounting and Administration Agreement with the Trust. As such, ALPS provides all necessary administration, bookkeeping and pricing services to each Portfolio, including portfolio accounting services, expense accrual and payment services, fund valuation and financial reporting services, tax accounting services and compliance control services. ALPS does not charge the Trust a fee in connection with providing services under the agreement.

Transfer Agency and Service Agreement: ALPS serves as Transfer Agent to each Portfolio pursuant to a Transfer Agency and Service Agreement with the Trust. Under the Transfer Agency and Service Agreement, ALPS provides all of the customary services of a transfer agent and dividend disbursing agent including, but not limited to: (1) receiving and processing orders to purchase or redeem shares; (2) mailing shareholder reports and prospectuses to current shareholders; and (3) providing blue sky services to monitor the number of the shares of each Portfolio sold in each state. ALPS does not charge the Trust a fee in connection with providing services under the agreement.

Annual Report | December 31, 2012	39

Notes to Financial Statements
December 31, 2012

6. FUND REORGANIZATIONS

Calvert Reorganization

On April 29, 2011 Ibbotson Income and Growth ETF Asset Allocation Portfolio, Ibbotson Balanced ETF Asset Allocation Portfolio, and Ibbotson Growth ETF Asset Allocation Portfolio (“Acquiring Funds”) acquired all of the assets and assumed all the liabilities of Calvert VP Lifestyle Conservative Portfolio, Calvert VP Lifestyle Moderate Portfolio, and Calvert VP Lifestyle Aggressive Portfolio (“Acquired Funds”), respectively, pursuant to a Form of Agreement and Plan of Reorganization approved by the Trustees (the “Reorganization”). The Acquired Funds were each a series of Calvert Variable Products, Inc. The purpose of the Reorganization was to allow shareholders of each of the Acquired Funds to own a portfolio that has similar investment objectives and with a greater amount of combined assets, potentially resulting in lower expenses after the Reorganization. Each Reorganization was accomplished by a tax-free exchange as detailed in the following table.

Acquiring Fund	Shares issued by Acquiring Fund	Net Assets of Acquiring Fund	Acquired Fund	Acquired Fund Shares Exchanged	Net Assets of Acquired Fund Exchanged
Ibbotson Income and Growth ETF Asset Allocation Portfolio	829,112	$81,630,182	Calvert VP Lifestyle Conservative Portfolio	172,391	$9,228,076
Ibbotson Balanced ETF Asset Allocation Portfolio	2,291,100	$138,137,390	Calvert VP Lifestyle Moderate Portfolio	474,763	$24,754,163
Ibbotson Growth ETF Asset Allocation Portfolio	1,031,395	$137,557,545	Calvert VP Lifestyle Aggressive Portfolio	206,232	$10,715,840

The investment portfolio fair value and unrealized appreciation as of April 29, 2011 for each of the Acquired Funds were as follows:

Acquired Fund	Portfolio fair value	Unrealized appreciation of Acquired Fund
Calvert VP Lifestyle Conservative Portfolio	$9,241,771	$905,174
Calvert VP Lifestyle Moderate Portfolio	$24,776,417	$3,659,901
Calvert VP Lifestyle Aggressive Portfolio	$10,731,752	$1,877,755

Immediately following the reorganization the net assets of the combined Funds were as follows:

Combined Net Assets

Ibbotson Income and Growth ETF Asset Allocation Portfolio	$90,858,258

Ibbotson Balanced ETF Asset Allocation Portfolio	$162,891,553

Ibbotson Growth ETF Asset Allocation Portfolio	$148,273,385

The unused capital loss carryforwards of the Acquired Funds, subject to tax limitations, for potential utilization are listed in the table below.

Acquired Fund	Unused Capital loss carryforward
Calvert VP Lifestyle Conservative Portfolio	$0
Calvert VP Lifestyle Moderate Portfolio	$1,479,841
Calvert VP Lifestyle Aggressive Portfolio	$0

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Notes to Financial Statements
December 31, 2012

Assuming the acquisition had been completed January 1, 2011, the beginning of the annual reporting period of the Acquiring Funds, the Acquiring Funds’ pro forma results of operations for the year ended December 31, 2011, are as follows:

	Ibbotson Income and Growth ETF Asset Allocation Portfolio	Ibbotson Balanced ETF Asset Allocation Portfolio	Ibbotson Growth ETF Asset Allocation Portfolio

Net Investment Income	$1,934,538	$3,059,069	$2,151,934
Net Realized and Unrealized Gain on Investments	(879,780)	(4,500,121)	(7,095,411)

Net Increase in Net Assets Resulting from Operations	$1,054,758	$(1,441,052)	$(4,943,477)

7. RELATED PARTY TRANSACTIONS

The Portfolios engaged in cross trades between each other during the year ended December 31, 2012 pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which ALPS Advisors, Inc. serves as the investment adviser. The Board of trustees previously adopted procedures that apply to transactions between the Portfolios pursuant to Rule 17a-7. At its regularly scheduled meetings, the Trustees review such transactions as of the most current calendar quarter for compliance with the requirements set forth by Rule 17a-7 and the procedures. The procedures require that the transactions be a purchase or sale for no consideration other than cash payment against prompt delivery of a security for which market quotations are readily available, and be consistent with the investment policies of each Portfolio.

Transactions related to cross trades during the year ended December 31, 2012, were as follows:

Transactions	Ibbotson Conservative ETF Asset Allocation Portfolio	Ibbotson Income & Growth ETF Asset Allocation Portfolio

Purchase cost paid to Portfolios	$0	$0
Sale Proceeds received from Portfolios	485,684	138,014
Gain Realized on Sales to Portfolios	24,758	5,330

Transactions	Ibbotson Balanced ETF Asset Allocation Portfolio	Ibbotson Growth ETF Asset Allocation Portfolio

Purchase cost paid to Portfolios	$275,458	$226,399
Sale Proceeds received from Portfolios	0	0
Gain Realized on Sales to Portfolios	0	0

Transactions	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio

Purchase cost paid to Portfolios	$121,841
Sale Proceeds received from Portfolios	0
Gain Realized on Sales to Portfolios	0

Annual Report | December 31, 2012	41

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Financial Investors Variable Insurance Trust:

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Financial Investors Variable Insurance Trust (the “Trust”), comprising the Ibbotson Conservative ETF Asset Allocation Portfolio, Ibbotson Income and Growth ETF Asset Allocation Portfolio, Ibbotson Balanced ETF Asset Allocation Portfolio, Ibbotson Growth ETF Asset Allocation Portfolio, and Ibbotson Aggressive Growth ETF Asset Allocation Portfolio as of December 31, 2012, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the custodian and brokers, where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting Financial Investors Variable Insurance Trust, as of December 31, 2012, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Denver, Colorado

February 19, 2013

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Additional Information
December 31, 2012 (Unaudited)

PROXY VOTING

Portfolio policies and procedures used in determining how to vote proxies relating to Portfolio securities and a summary of proxies voted by the Portfolios for the 12 months ended June 30, are available without charge, upon request, by contacting your insurance company or plan sponsor, by calling (toll-free) (866) 432-2926 or by accessing the Securities and Exchange Commission’s (“Commission”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Copies of the Portfolios’ Forms N-Q are available without a charge, upon request, by contacting your insurance company or plan sponsor, by calling (toll-free) (866) 432-2926 or by accessing the Commission’s website at http://www.sec.gov. You may also review and copy Form N-Q at the Commission’s Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplication fee charges, by calling 1-202-942-8090. This information can be obtained by electronic request at the following e-mail address: publicinfo@sec.gov.

TAX INFORMATION (UNAUDITED)

The Portfolio designates the following amounts for the fiscal year ended December 31, 2012:

	Ibbotson Conservative ETF Asset Allocation Portfolio	Ibbotson Income and Growth ETF Asset Allocation Portfolio	Ibbotson Balanced ETF Asset Allocation Portfolio	Ibbotson Growth ETF Asset Allocation Portfolio	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio

Corporate Dividends Received Deduction	8.61%	15.16%	34.42%	54.89%	61.44%

Pursuant to Section 852(b) (3) of the Internal Revenue Code, Ibbotson Conservative ETF Asset Allocation Portfolio, Ibbotson Income and Growth ETF Asset Allocation Portfolio, Ibbotson Balanced ETF Asset Allocation Portfolio, Ibbotson Growth ETF Asset Allocation Portfolio and Ibbotson Aggressive Growth ETF Asset Allocation Portfolio designated $532,732, $2,320,920, $7,868,756, $11,361,432 and $3,904 respectively, as long-term capital gain dividends.

Annual Report | December 31, 2012	43

Trustees and Officers
December 31, 2012 (Unaudited)

The overall responsibility for oversight of the Portfolios rests with the Board of Trustees of the Trust. As of December 31, 2012, there were five Trustees, three of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (each, an “Independent Trustee”). The Portfolios collectively pay each Independent Trustee a retainer fee in the amount of $10,000 per year, a per meeting fee of $2,500, and reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings.

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees in accordance with the laws of the state of Delaware and the Trust’s Declaration of Trust and Bylaws. Information pertaining to the Trustees and Officers of the Trust is set forth below.

The address of each, unless otherwise indicated, is 1290 Broadway, Suite 1100, Denver, Colorado 80203. Each Trustee serves for an indefinite term, until his or her resignation, death or removal. The following is a list of the trustees and executive officers of the Trust and their principal occupations over the last five years. Additional information about the Trust’s Trustees can be found in the Statement of Additional Information, which is available without charge, upon request, by contacting your insurance company or plan sponsor, by calling (866) 432-2926 or by accessing the Portfolios’ website at http://www.alpsfunds.com.

INDEPENDENT TRUSTEES

Name & Age	Position with the Portfolios	Term of Office and Length of Time Served	Principal Occupation(s) During last 5 years	Number of Portfolios in Fund Complex Overseen by Trustee*	Other Trusteeships Held By Trustee

Mary K. Anstine (72)	Trustee	Since November 30, 2006	Retired. Ms. Anstine is also a Trustee of ALPS ETF Trust, Financial Investors Trust, Reaves Utility Income Fund, and the Westcore Trust.	29	Ms. Anstine is a Trustee of ALPS ETF Trust (9 funds), Financial Investors Trust (26 funds), Reaves Utility Income Fund, and the Westcore Trust (12 funds).

David Swanson (56)	Trustee	Since November 30, 2006	Mr. Swanson is a Principal Owner of SwanDog Marketing since February 2006. Mr. Swanson was also Executive Vice- President of Calamos Investments from April 2004 to March 2006, Chief Operating Officer of Van Kampen Investments from October 2002 to April 2004, and Managing Director of Morgan Stanley from February 2000 to April 2004.	5	Mr. Swanson is a Trustee of the Managed Portfolio Series (8 funds).

Jeremy W. Deems (36)	Trustee	Since September 8, 2010	Mr. Deems is Partner, CFO and COO of Green Alpha Advisors, LLC. Prior to joining Green Alpha Advisors, Mr. Deems was CFO and Treasurer of Forward Management, LLC, an investment management company, ReFlow Management Co., LLC, a liquidity resourcing company, ReFlow Fund, LLC, a private investment fund, and Sutton Place Management, LLC, an administrative services company (from 2004 to June 2007). Prior to this, Mr. Deems served as Controller of Forward Management, LLC, ReFlow Management Co., LLC, ReFlow Fund, LLC and Sutton Place Management, LLC.	29	Mr. Deems is a Trustee of ALPS ETF Trust (9 funds), Financial Investors Trust (26 funds), and Reaves Utility Income Fund.

*

The portfolio complex includes all series of the Trust and any other investment companies for which ALPS Advisors, Inc. (or any affiliate) or Ibbotson Associates, Inc. (or any affiliate) provide investment advisory services.

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Trustees and Officers
December 31, 2012 (Unaudited)

INTERESTED TRUSTEES

Name & Age	Position with the Portfolios	Term of Office and Length of Time Served	Principal Occupation(s) During last 5 years	Number of Portfolios in Fund Complex Overseen by Trustee*	Other Trusteeships Held By Trustee

Thomas A. Carter (46)**	Trustee Chairman, President	Since March 10, 2009	Mr. Carter joined ALPS Fund Services, Inc. (“ALPS”) in 1994 and is currently President and Director of ALPS Advisors, Inc. (“AAI”), ALPS Distributors, Inc. (“ADI”) and ALPS Portfolio Solutions, Inc. (“APSD”) and Director of ALPS and ALPS Holdings, Inc. Because of his position with ALPS, ADI, APSD and AAI, Mr. Carter is deemed an affiliate of the Portfolios as defined under the 1940 Act. Mr. Carter is a Registered Representative of ALPS Distributors, Inc.	14	Mr. Carter is a Trustee of ALPS ETF Trust (9 funds).

Scott Wentsel (49)**	Trustee	Since November 30, 2006	Mr. Wentsel is Senior Portfolio Manager for Ibbotson Associates since April 2005. Mr. Wentsel was also Executive Director of Van Kampen Investments from April 2000 to April 2005.	5	None

OFFICERS

Name & Age	Position with the Portfolios	Term of Office and Length of Time Served	Principal Occupation(s) During last 5 years

Jeremy O. May (42)	Treasurer	Since November 30, 2006

Mr. May is President of ALPS Fund Services, Inc. (“ALPS”). Mr. May joined ALPS in 1995. Mr. May is currently a Trustee of Reaves Utility Income Fund, and the Treasurer of Clough Global Allocation Fund, Clough Global Equity Fund, Clough Global Opportunities Fund, Liberty All-Star Growth Fund, Liberty All-Star Equity Fund, and Financial Investors Trust. Mr. May is also on the Board of Directors of the University of Colorado Foundation. Mr. May is a Registered Representative of ALPS Distributors, Inc.

Melanie H. Zimdars (36)	Chief Compliance Officer	Since December 8, 2009

Ms. Zimdars is a Deputy Chief Compliance Officer with ALPS since September 2009. Prior to joining ALPS, Ms. Zimdars served as Principal Financial Officer, Treasurer and Secretary for the Wasatch Funds from February 2007 to December 2008. From November 2006 to February 2007, she served as Assistant Treasurer for the Wasatch Funds and served as a Senior Compliance Officer for Wasatch Advisors, Inc. since 2005. Ms. Zimdars is currently the CCO for Liberty All-Star Growth Fund, Liberty All-Star Equity Fund, EGA Emerging Global Shares Trust, ALPS ETF Trust, and BPV Family of Funds.

David T. Buhler (41)	Secretary	Since June 8, 2010

Mr. Buhler joined ALPS Fund Services, Inc. as Associate Counsel in June 2010. Prior to joining ALPS, Mr. Buhler served as Associate General Counsel and Assistant Secretary of Founders Asset Management LLC from 2006 to 2009. Mr. Buhler is a Registered Representative of ALPS Distributors, Inc.

*

The portfolio complex includes all series of the Trust and any other investment companies for which ALPS Advisors, Inc. (or any affiliate) or Ibbotson Associates, Inc. (or any affiliate) provide investment advisory services.

**

Mr. Carter is deemed an “Interested Trustee” by virtue of his current relationship with ALPS Fund Services, Inc., ALPS Advisors, Inc. and ALPS Distributors, Inc. Mr. Wentsel is deemed an “Interested Trustee” by virtue of his current relationship with Ibbotson Associates, Inc.

Annual Report | December 31, 2012	45

Item 2. Code of Ethics.

(a) The Registrant, as of the end of the period covered by the report, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or any persons performing similar functions on behalf of the Registrant.

(b) Not applicable.

(c) During the period covered by this report, no amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(d) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

(e) Not applicable.

(f) The Registrant’s code of ethics is attached as an Exhibit hereto.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that the Registrant has at least one Audit Committee Financial Expert serving on its audit committee. The Board of Trustees has designated Jeremy Deems as the Registrant’s “Audit Committee Financial Expert.” Mr. Deems is “independent” as defined in paragraph (a)(2) of Item 3 to Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees: The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for fiscal years 2012 and 2011 were $85,000 and $84,400, respectively.

(b)	Audit-Related Fees: The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 in 2012 and $0 in 2011.

(c)

Tax Fees: The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $15,250 in 2012 and $14,825 in 2011. The fiscal year 2012 and 2011 tax fees were for services for dividend calculation, excise tax preparation and tax return preparation.

(d)

All Other Fees: For the Registrant’s fiscal years ended December 31, 2012 and December 31, 2011, no fees were billed to Registrant by the principal accountant for services other than the services reported in paragraphs (a) through (c) of this item.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures: All services to be performed by the Registrant’s principal accountant must be pre-approved by the Registrant’s audit committee.

(e)(2)	No services described in paragraphs (b) through (d) were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)

The aggregate non audit fees billed in each of the last two fiscal years of the Registrant were $225,250 in 2012 and $177,825 in 2011. These fees consisted of non-audit fees billed to (i) the registrant of $15,250 in 2012 and $14,825 in 2011 as described in response to paragraph (c) above and (ii) to ALPS Fund Services, Inc. (“AFS”), an entity under common control with the Registrant’s investment adviser, of $210,000 and $163,000 respectively. The non-audit fees billed to AFS related to SSAE 16 services and other compliance related matters.

(h)

The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence. The Audit Committee determined that the provision of such non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

(a) Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not applicable to the Registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment

Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or this Item.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)

There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The code of ethics that applies to the Registrant’s principal executive officer and principal financial officer is attached hereto as EX-12.A.1.

(a)(2) The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.Cert.

(a)(3) Not applicable to Registrant.

(b) A certification for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FINANCIAL INVESTORS VARIABLE INSURANCE TRUST

By:	/s/ Thomas A. Carter
Thomas A. Carter (Principal Executive Officer)
President

Date:	March 4, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas A. Carter
Thomas A. Carter (Principal Executive Officer)
President

Date:	March 4, 2013

By:	/s/ Jeremy O. May
Jeremy O. May (Principal Financial Officer)
Treasurer

Date:	March 4, 2013